Group's Principal Subsidiaries and VIE Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2018
GameNow.net (Hong Kong) Ltd ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-01
Place of registration	Hong Kong
Legal Ownership	100.00%
The9 Computer Technology Consulting (Shanghai) Co., Ltd. ("The9 Computer")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-06
Place of registration	People’s Republic of China (“PRC”)
Legal Ownership	100.00%
China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2003-10
Place of registration	Hong Kong
Legal Ownership	100.00%
China The9 Interactive (Shanghai) Limited ("C9I Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2005-02
Place of registration	PRC
Legal Ownership	100.00%
China The9 Interactive (Beijing) Ltd ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-03
Place of registration	PRC
Legal Ownership	100.00%
Jiu Jing Era Information Technology (Beijing) Ltd ("Jiu Jing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-04
Place of registration	PRC
Legal Ownership	100.00%
JiuTuo (Shanghai) Information Technology Ltd ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-07
Place of registration	PRC
Legal Ownership	100.00%
China Crown Technology Ltd ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
Asian Development Ltd ("Asian Development")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-01
Place of registration	Hong Kong
Legal Ownership	100.00%
Asian Way Development Ltd ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
New Star International Development Ltd ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2008-01
Place of registration	Hong Kong
Legal Ownership	100.00%
Red 5 Studios, Inc. ("Red 5")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2005-06
Place of registration	USA
Legal Ownership	34.71%
Red 5 Singapore Pte. Ltd. ("Red 5 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-04
Place of registration	Singapore
Legal Ownership	34.71%
The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-06
Place of registration	USA
Legal Ownership	100.00%
Shanghai Jiu Chang Investment Co., Ltd. (Jiu Chang)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2014-12
Place of registration	PRC
Legal Ownership	100.00%
City Channel Ltd. ("City Channel")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2006-06
Place of registration	Hong Kong
Legal Ownership	100.00%
Ninebit Inc. ("Ninebit")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-01
Place of registration	Cayman Islands
Legal Ownership	100.00%
1111 Limited ("1111")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-01
Place of registration	Hong Kong
Legal Ownership	100.00%
Fast Supreme Development Limited ("Fast Supreme")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2017-07
Place of registration	Hong Kong
Legal Ownership	99.99%
Supreme Exchange Limited ("Supreme")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-12
Place of registration	Malta
Legal Ownership	90.00%
The9 Singapore Pte ltd ("The9 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-04
Place of registration	Singapore
Legal Ownership	100.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-09
Place of registration	PRC
Shanghai Jiushi Interactive Network Technology Co., Ltd. ("Jiushi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2011-07
Place of registration	PRC
Legal Ownership	80.00%
Hangzhou Firerain Network Technology Co. Ltd. ("HZFirerain")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2008-10
Place of registration	PRC
Legal Ownership	100.00%
Shanghai ShencaiChengjiu Information Technology co., Ltd. ("SH Shencai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2015-05
Place of registration	PRC
Legal Ownership	60.00%
Wuxi Interest Dynamic Network Technology Co Ltd ("Wuxi Qudong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-06
Place of registration	PRC
Legal Ownership	100.00%
Changsha Quxiang Network Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-07
Place of registration	PRC
Legal Ownership	100.00%
Silver Express Investments Ltd. ("Silver Express")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11
Place of registration	Hong Kong
Legal Ownership	100.00%
Shanghai Morning Technology Co., Ltd. ("Morning Tech")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2017-05
Place of registration	PRC
Legal Ownership	100.00%